CASH AND CASH EQUIVALENTS AND NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of external credit grades [line items]
Time deposit	€ 50,000	€ 100,000
Money market funds	€ 5,568	€ 7,068
Euro
Disclosure of external credit grades [line items]
Cash and cash equivalents, denomination percentage	80.00%	85.00%
Cash Collected From Settlements of Receivables or Collateral
Disclosure of external credit grades [line items]
Restricted cash and cash equivalents	€ 31,820	€ 44,085
CHINA
Disclosure of external credit grades [line items]
Restricted cash and cash equivalents	81,337	€ 96,726
AAAm
Disclosure of external credit grades [line items]
Money market funds	€ 50,069